Taxes - Narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) subsidiary	Dec. 31, 2016 EUR (€) subsidiary	Dec. 31, 2015 EUR (€) subsidiary
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Number of subsidiaries operating on a cost plus basis | subsidiary	1	2	2
Tax adjustment for research and development incentive receivable			€ 600
Current tax liabilities	€ 865	€ 1,022	€ 2,583
Belgium
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	34.00%	34.00%	34.00%
Tax adjustment based on tax audit
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax adjustment for tax audit			€ 1,900
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Decrease in tax losses carried forward			(19,500)
Tax contingent liability [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax liabilities			€ 1,300